Basis of presentation and significant accounting policies - Fair value Level 3 reconciliation (Details) $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($)
Basis of presentation and significant accounting policies
Transfer between Level 1 and Level 2	$ 0
Reconciliation for recurring fair value measurements categorized within Level 3
Balances at beginning of period	8,096
Transfers out of Level 3	(2,258)
Gain for the period included in earnings	(10,221)
Acquisitions	47,951
Settled in cash	(4,577)
Settled in shares	(1,107)
Balances at end of period	$ 37,884